Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Interest income	$ 91	$ 245	$ 292
Impairment charges and fair value gains on financial assets, net	335	38	(6)
Additions to restructuring provisions	(354)	(492)	(521)
Discontinued operations
Statement [line items]
Interest income			2
Additions to restructuring provisions			(13)
Equity-based compensation of Novartis equity plans		(9)	(93)
Property, plant and equipment [member]
Statement [line items]
Depreciation and amortisation expense	(1,318)	(1,345)	(1,482)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(440)	(202)	(301)
Property, plant and equipment [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense		(42)	(235)
Impairment loss (reversal of impairment loss) recognised in profit or loss			(3)
Right-of-use assets [member]
Statement [line items]
Depreciation and amortisation expense	(330)	(305)
Right-of-use assets [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense		(9)
Intangible assets and goodwill [member]
Statement [line items]
Depreciation and amortisation expense	(3,462)	(2,836)	(2,587)
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (914)	(1,138)	(841)
Intangible assets and goodwill [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense		$ (174)	(1,052)
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ (391)